UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road Suite 440, Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440, Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2017

		Fair
Common Stock - 25.3%	Shares	Value
Diversified General Partners - 3.7%
United States - 3.7%
Semgroup Corporation(1)	125,825	$3,233,703

General Partners - 21.6%
United States - 21.6%
Enlink Midstream, LLC(1)	109,550	1,867,827
ONEOK, Inc.(1)	134,373	7,277,642
Targa Resources Corporation	125,950	5,613,591
Williams Companies, Inc.(1)	145,050	4,312,337
		19,071,397

Total Common Stocks (Cost $23,583,201)		$22,305,100

MLP Investments and Related Companies - 114.4%
Crude Oil & Refined Products - 19.9%
United States - 19.9%
Buckeye Partners, L.P.(1)	40,400	$2,310,476
Enbridge Energy Management, LLC(2)	0	3
Genesis Energy, L.P.(1)	78,500	2,095,950
MPLX, L.P.(1)	201,534	6,916,647
Phillips 66 Partners, L.P.(1)	92,800	4,433,984
Shell Midstream Partners, L.P.(1)	62,650	1,733,525
		17,490,585
General Partners - 8.7%
United States - 8.7%
Energy Transfer Equity, L.P.(1)	275,950	4,793,251
Energy Transfer Equity, L.P.(3)	50,000	868,500
Western Gas Equity Partners, L.P.(1)	70,000	2,837,100
		8,498,851
Large Cap Diversified - 31.5%
United States - 31.5%
Energy Transfer Partners, L.P.(1)	322,150	6,124,081
Enterprise Products Partners, L.P.(1)	304,150	7,929,191
Magellan Midstream Partners, L.P.(1)	68,500	4,616,215
Plains All American Pipeline, L.P.	100,000	2,166,000
Williams Partners, L.P.(1)	175,200	6,902,880
		27,738,367
Natural Gas Gatherers & Processors - 26.5%
United States - 26.5%
Antero Midstream Partners, L.P.(1)	79,700	2,691,469
DCP Midstream Partners, L.P.(1)	117,600	3,776,136
Enable Midstream Partners, L.P.(1)	264,100	3,932,449
Enlink Midstream Partners, L.P.(1)	333,150	5,407,024
Rice Midstream Partners, L.P.(4)	49,900	1,035,425
Western Gas Partners, L.P.(1)	127,300	6,502,484
		23,344,987

Natural Gas Transportation & Storage - 17.4%
United States - 17.4%
Dominion Energy Midstream Partners, L.P.(1)	122,202	3,501,087
EQT Midstream Partners, L.P.(1)	56,100	4,284,357
Spectra Energy Partners, L.P.(1)	87,600	3,883,308
Tallgrass Energy Partners, L.P.(1)	78,050	3,689,424
		15,358,176
Shipping - 3.7%
Republic of the Marshall Islands - 2.1%
GasLog Partners, L.P.	80,900	1,836,430
United States - 1.6%
Cheniere Energy Partners, L.P.	50,000	1,384,000
		3,220,430
Yield - 5.7%
United States - 5.7%
NextEra Energy Partners, L.P.	122,050	5,060,193

Total MLP Investments and Related Companies (Cost $100,985,401)		$100,711,589

Options - 0.3%
United States - 0.3%	Contracts
Energy Transfer Partners, L.P.
Expiration: January 2018, Exercise Price $22.00	3,000	$81,000
Targa Resources Corporation
Expiration: January 2018, Exercise Price $48.00	1,000	145,000
Total Options (Cost $401,942)		$226,000

Short-Term Investments - Investment Companies - 4.1%
United States - 4.1%
Fidelity Government Portfolio Fund - Institutional Class, 0.90%(5)	913,086	$913,086
First American Prime Obligations Fund - Class Z, 0.88%(5)	898,836	898,835
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 0.93%(5)	898,836	898,836
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.89%(5)	898,836	898,836
Total Short-Term Investments - Investment Companies (Cost $3,609,593)		$3,609,593

Total Investments - 144.1% (Cost $128,580,137)		$126,852,282
Liabilities in Excess of Other Assets - (44.1%)		(38,821,445)
Net Assets Applicable to Common Stockholders - 100.0%		$88,030,837

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2017. As such, it is classified as a non-income producing security as of August 31, 2017.
(3)
Restricted security.  Fair valued by the Adviser using the Fund's valuation prodecures and subsequently ratified by the Board of Trustees.  The position was acquired on January 6, 2017 at $900,000 and the fair value accounted for 0.99% of the Fund's net assets as of August 31, 2017.

(4)
Restricted security.  Fair valued by the Adviser using the Fund's valuation prodecures and subsequently ratified by the Board of Trustees.  The position was acquired on October 7, 2016 at $1,072,850 and the fair value accounted for 1.18% of the Fund's net assets as of August 31, 2017.

(5)	Rate reported is the current yield as of August 31, 2017.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

Cost of investments	$111,569,827
Gross unrealized appreciation	26,465,305
Gross unrealized depreciation	(11,511,909)
Net unrealized appreciation	$(14,953,396)

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund's investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2017	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$22,305,100	$22,305,100	$-	$-
Master Limited Partnerships and Related Companies (a)	100,711,589	100,711,589	-	-
Total Equity Securities	123,016,689	123,016,689	-	-
Other Short Term Investments (a) Options	3,609,593 226,000	3,609,593 226,000	- -	- -
Total Other	3,835,593	3,835,593	-	-
Total Assets	$126,852,282	$126,852,282	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2017.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2017.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund's results of operations and financial position.

The Fund occasionally purchases and sells ("writes") put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price ("strike price") to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging ("ASC 815").  ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended August 31, 2017, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2016	-	$-
Options purchased	4,000	401,492
Options covered	-	-
Options expired	-	-
Options exercised	-	-
Outstanding at August 31, 2017	4,000	$401,492

The average monthly fair value of purchased options during the period ended August 31, 2017 was $124,111.

Transactions in written options contracts for the period ended August 31, 2017, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2016	-	$-
Options written	4,360	123,620
Options covered	(500)	(21,179)
Options expired	(3,360)	(95,883)
Options exercised	(500)	(6,558)
Outstanding at August 31, 2017	-	$-

The average monthly fair value of written options during the period ended August 31, 2017 was $7,564.

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2017:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 111,041	$ 111,041

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ (175,942)	$ -	$ (175,942)

Item 2. Controls and Procedures.

(a)
The Fund's President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Cushing MLP Total Return Fund

By (Signature and Title) /s/ Jerry V. Swank
                                           Jerry V. Swank, President & Chief Executive Officer

Date                         October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry V. Swank
                                           Jerry V. Swank, President & Chief Executive Officer

Date                                                     October 20, 2017

By (Signature and Title) /s/ John H. Alban
                                           John H. Alban, Treasurer & Chief Financial Officer

Date                                                 October 20, 2017